Long-Term Debt and Other Financial Liabilities, June 2026 Alpha Bank Loan Facility (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Installment	Jun. 17, 2026 USD ($)	Dec. 31, 2025 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 298,476		$ 293,958
June 2026 Alpha Bank Loan Facility [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Face amount		$ 13,000
Term of loan	18 months
Number of payment installments | Installment	6
Frequency of periodic payment	quarterly
Installment payment	$ 575
Balloon payment	9,550
Balance outstanding	$ 13,000